Segmental information - Category analysis (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of products and services [line items]
Sales	$ 27,762	$ 27,964	$ 27,891
Spirits
Disclosure of products and services [line items]
Sales	21,805	22,166	22,406
Beer
Disclosure of products and services [line items]
Sales	4,554	4,493	4,107
Ready to Drink
Disclosure of products and services [line items]
Sales	1,113	989	949
Other
Disclosure of products and services [line items]
Sales	$ 290	$ 316	$ 429